Share Capital and Reserves	3 Months Ended
Jun. 30, 2024
Share Capital and Reserves
Share Capital and Reserves

11. SHARE CAPITAL AND RESERVES

(a) Authorized and outstanding share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value (“Common Shares”) and an unlimited number of preferred shares. All issued Common Shares are fully paid. No preferred shares have been issued.

On September 8, 2023, 100,000 common shares were issued pursuant to a property agreement at $0.075 per share.

On December 1, 2023, 15,384,615 flow-through shares were issued pursuant to a flow-through private placement at a price of $0.13 each, totaling $2,000,000.

On December 1, 2023, 9,615,385 non-flow-through shares were issued pursuant to a non-flow-through private placement at a price of $0.08 each, totaling $769,231.

As at June 30, 2024, the amount of flow-through proceeds remaining to be expensed is approximately $2,383,000 (March 31, 2024 - $2,383,000).

The BCMETC cannot be claimed by the Company on mineral exploration expenses related to meeting expenditure commitments pursuant to the issue of flow-through shares; however, the BCMETC itself, once received, may be used for any purpose.

There were no share issuances during the period ended June 30, 2024 for the Company.

As at June 30, 2024, there were 211,702,894 (March 31, 2024 – 211,702,894) Common Shares issued and outstanding.

(b) Share purchase options

On April 11, 2023, the Company granted 520,000 incentive stock options to certain associates to acquire an aggregate of 520,000 common shares at $0.125 per share, for a period of three years, of which 200,000 options were granted to insiders (Note 12(a)). All of the options are subject to the required TSX Venture Exchange acceptance and customary vesting provisions over 24 months. The fair value of these options at issue was determined to be $49,647 using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 3.56%; expected volatility of 123%; underlying market price of $0.13; strike price of $0.125; expiry term of 3 years; and dividend yield of nil.

On March 22, 2024 the Company granted 6,410,000 incentive stock options to certain associates to acquire an aggregate of 6,410,000 common shares at $0.105 per share, for a period of three to five years, of which 5,500,000 options were granted to insiders (Note 12(a)). All of the options are subject to the required TSX Venture Exchange acceptance and customary vesting provisions over 24 months. The fair value of these options at issue was determined to be $589,109 using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 3.48%; expected volatility of 95% for options with three year expiry term and 131% for options with five year expiry term; underlying market price of $0.11; strike price of $0.105; and dividend yield of nil.

The following summarizes changes in the Company’s share purchase options:

	June 30, 2024		March 31, 2024
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.102	13,410,000	0.100	6,480,000
Cancelled	0.117	(1,100,000)	NA	-
Granted	NA	-	0.107	6,930,000
Ending balance	0.100	12,310,000	0.102	13,410,000

The following summarizes information on the options outstanding and exercisable as at June 30, 2024:

		Weighted Average Remaining	Number of	Number of
		Contractual	Options	Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable

$0.05	4-Oct-24	0.26	2,000,000	2,000,000
$0.12	9-Mar-25	0.69	2,580,000	1,719,998
$0.11	8-Jul-27	3.02	1,000,000	1,000,000
$0.125	11-Apr-26	1.78	520,000	346,666
$0.105	22-Mar-29	4.73	5,300,000	2,650,000
$0.105	22-Mar-27	2.73	910,000	705,000
		2.75	12,310,000	8,421,665

(c) Share purchase warrants

The following common summarizes changes in the Company’s share purchase warrants:

	June 30, 2024		March 31, 2024
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.06	10,984,163	0.06	6,176,470
Granted pursuant to a private placement			0.08	4,807,693
Ending balance	0.06	10,984,163	0.06	10,984,163

In December 2023, 4,807,693 share purchase warrants were issued pursuant to a non-flow-through private placement. The share purchase warrants have a strike price of $0.08, an expiry term of 5 years, and are subject to a blocker term that prohibits exercise of the warrants to the extent the holder would as a result of any exercise exceed 19.99% of the issued shares.

The following summarizes information on the warrants outstanding as at June 30, 2024:

		Weighted Average
		Remaining Contractual	Warrants
Exercise price	Expiry date	Life (periods)	Outstanding

$0.050	26-Nov-24	0.41	5,000,000
$0.085	26-Nov-24	0.41	1,176,470
$0.080	1-Dec-28	4.42	4,807,693
		2.17	10,984,163